Borrowings - Total borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2019	Nov. 15, 2019	Dec. 31, 2018	Feb. 15, 2018	Dec. 31, 2017	Dec. 15, 2017	Feb. 28, 2017	Aug. 05, 2016
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 10,640		$ 11,035		$ 11,389
Current borrowings	3,587		455
Non-current borrowings	$ 7,053		10,580
Credit Agreement
Disclosure of detailed information about borrowings [line items]
Total borrowings							$ 3,583
5.750% Senior Secured Notes due 2020
Disclosure of detailed information about borrowings [line items]
Interest rate	5.75%					5.75%
6.875% Senior Secured Notes due 2021
Disclosure of detailed information about borrowings [line items]
Interest rate	6.875%	6.875%		6.875%
5.125% Senior Secured Notes due 2023
Disclosure of detailed information about borrowings [line items]
Interest rate	5.125%							5.125%
7.000% Senior Notes due 2024
Disclosure of detailed information about borrowings [line items]
Interest rate	7.00%
7.950% Debentures due 2025
Disclosure of detailed information about borrowings [line items]
Interest rate	7.95%
8.375% Debentures due 2027
Disclosure of detailed information about borrowings [line items]
Interest rate	8.375%
Cost
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 10,685		11,076		$ 11,440
Cost | Securitization Facility
Disclosure of detailed information about borrowings [line items]
Total borrowings	420		420
Cost | Credit Agreement
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 3,487		3,528
Cost | 5.750% Senior Secured Notes due 2020
Disclosure of detailed information about borrowings [line items]
Interest rate	5.75%
Total borrowings	$ 3,137		3,137
Cost | 6.875% Senior Secured Notes due 2021
Disclosure of detailed information about borrowings [line items]
Interest rate	6.875%
Total borrowings	$ 0		345
Cost | Floating Rate Senior Secured Notes due 2021
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 750		750
Cost | 5.125% Senior Secured Notes due 2023
Disclosure of detailed information about borrowings [line items]
Interest rate	5.125%
Total borrowings	$ 1,600		1,600
Cost | 7.000% Senior Notes due 2024
Disclosure of detailed information about borrowings [line items]
Interest rate	7.00%
Total borrowings	$ 800		800
Cost | 7.950% Debentures due 2025
Disclosure of detailed information about borrowings [line items]
Interest rate	7.95%
Total borrowings	$ 276		276
Cost | 8.375% Debentures due 2027
Disclosure of detailed information about borrowings [line items]
Interest rate	8.375%
Total borrowings	$ 200		200
Cost | Other
Disclosure of detailed information about borrowings [line items]
Total borrowings	15		20
Transaction costs
Disclosure of detailed information about borrowings [line items]
Total borrowings	41		59
Embedded derivatives
Disclosure of detailed information about borrowings [line items]
Total borrowings	16		23
Original issue discounts, net of premiums
Disclosure of detailed information about borrowings [line items]
Total borrowings	5		5
Finance leases classified as lease liabilities
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 15		$ 0